Taxes - Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$ 216,679	$ 27,839	$ 364,025
Less: valuation allowance	(216,679)	(27,839)	(364,025)
Deferred tax assets, net